Intangibles	6 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles	Intangibles
Maintenance rights and lease premium, net
Maintenance rights and lease premium, net consisted of the following as of June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Maintenance rights	$727,673	$794,798
Lease premium, net	10,554	14,817
	$738,227	$809,615
Movements in maintenance rights during the six months ended June 30, 2020 and 2019 were as follows:

	Six Months Ended June 30,
	2020	2019
Maintenance rights at beginning of period	$794,798	$1,088,246
EOL and MR contract maintenance rights expense	(28,078)	(37,521)
MR contract maintenance rights write-off due to maintenance liability release	(1,841)	(9,403)
EOL contract maintenance rights write-off due to cash receipt	(35,346)	(97,343)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(1,860)	(5,527)
Maintenance rights at end of period	$727,673	$938,452
Other intangibles
Other intangibles consisted of the following as of June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Goodwill	$58,094	$58,094
Customer relationships, net	230,177	240,765
Contractual vendor intangible assets	5,045	8,535
	$293,316	$307,394
The following tables present details of customer relationships and related accumulated amortization as of June 30, 2020 and December 31, 2019:

	June 30, 2020
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(129,823)	$230,177

	December 31, 2019
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(119,235)	$240,765
During the three months ended June 30, 2020 and 2019, we recorded amortization expense for customer relationships of $5.3 million. During the six months ended June 30, 2020 and 2019, we recorded amortization expense for customer relationships of $10.6 million.